GEOGRAPHIC INFORMATION (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Information [Line Items]
Revenues, Total	$ 157,450	$ 135,377	$ 113,909
Total Revenues
Product Information [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	10.00%	10.00%	10.00%
Canada [Member]
Product Information [Line Items]
Revenues, Total	$ 558	$ 1,100	$ 1,900	[1]

[1]	Less than 10%.